Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax (Tables) [Line Items]
Schedule of net deferred tax assets
	December 31, 2021	December 31, 2020
Deferred tax assets
Net operating loss carryforward	$39,376	$893
Startup and organizational costs	1,126,756	—
Total deferred tax assets	1,166,132	893
Valuation Allowance	(1,166,132)	(893)
Deferred tax assets, net of allowance	$—	$—

Schedule of income tax provision
	December 31, 2021	December 31, 2020
Federal
Current	$—	$—
Deferred	(1,165,239)	(893)
State and Local
Current	—	—
Deferred	—	—
Change in valuation allowance	1,165,239	893
Income tax provision	$—	$—

Schedule of federal income tax rate to the company’s effective tax rate
	December 31, 2021	December 31, 2020
Statutory federal income tax rate	21.00%	21.00%
Transaction costs allocable to warrant liabilities	130.35%	0.00%
Change in fair value of warrants	(12.35)%	0.00%
Fair value of private warrant liability in excess of proceeds	(26.86)%	0.00%
Business Combination Expenses	(25.27)%	0.00%
Valuation allowance	(86.87)%	(21.00)%
Income tax provision	0.00%	0.00%

Manscaped Holdings, LLC [Member]
Income Tax (Tables) [Line Items]
Schedule of net deferred tax assets
	December 31,
	2021	2020
Deferred tax assets:
Net operating losses	$40	$—
Accrued liabilities	240	365
Inventory capitalization	894	199
Accrued compensation	249	119
Reserve liabilities	714	314
Deferred revenue	135	66
Deferred rent	404	136
Disallowed interest	75	—
Other	124	4
Total deferred tax assets	2,875	1,203
Less: valuation allowance	(2,607)	(1,163)
Total deferred tax assets, net of valuation allowance	267	40
Deferred tax liabilities:
Property and equipment	(267)	(40)
Total deferred tax liabilities	(267)	(40)
Net deferred taxes	$—	$—

Schedule of income tax provision
	Years Ended December 31,
	2021	2020
Current:
Federal	$1,439	$1,235
State	801	327
Total current tax expense	$2,240	$1,562

Schedule of federal income tax rate to the company’s effective tax rate
	Years Ended December 31,
	2021	2020
Tax computed at federal statutory rate	$(65,779)	$(11,049)
State income taxes, net of federal tax benefit	224	200
Permanent differences	(92)	41
Transaction costs	970	—
Change in uncertain tax positions	204	—
Tax rate changes	(30)	82
Share-based compensation	65,066	11,986
Other	233	(2)
Valuation allowance	1,444	304
Income tax expense	$2,240	$1,562

Schedule of changes in unrecognized tax benefits
December 31, 2021
Balance at beginning of period	$—
Additions related to current period tax positions	—
Additions related to prior period tax positions	204
Reductions related to prior period tax positions	—
Balance at end of period	$204